Fair Value Measurement - Company's financial assets and liabilities that are measured at fair value (Details) - Recurring	Dec. 31, 2021 USD ($)
Level 1
Assets:
Investments held in Trust Account	$ 150,006,015
Level 1 | Public Warrants
Liabilities:
Derivative liabilities	3,825,000
Level 3 | Private Placement Warrants
Liabilities:
Derivative liabilities	$ 1,785,000